PROPERTY AND EQUIPMENT- Additional Information (Details) (USD $)	1 Months Ended	12 Months Ended		69 Months Ended
	Nov. 09, 2007	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011
Depreciation expense		$ 25,522	$ 18,951	$ 88,607
Investment In Construction Activities		123,000	890,000
Area of Land	10
Payments to Acquire Land Held-for-use	$ 109,000